Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 542.9	€ 549.4
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Individually Held	5.00%
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Held In Total	80.00%
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 489.2	373.2
Depreciation	79.8	63.4	€ 59.8
Property, plant and equipment	493.9	489.2	373.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	730.6	556.7
Acquisitions through business combinations		76.0
Additions	72.4	81.1
Increase (decrease) through transfers and other changes, property, plant and equipment	1.7
Disposals	(11.0)	(6.0)
Effect of movements in foreign exchange	21.5	(22.8)
Disposals, property, plant and equipment	11.0	6.0
Property, plant and equipment	768.8	730.6	556.7
Acquisitions through business combinations		76.0
Disposals, property, plant and equipment	11.0	6.0
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(241.4)	(183.5)
Increase (decrease) through transfers and other changes, property, plant and equipment	(0.1)
Disposals	10.2	4.8
Effect of movements in foreign exchange	(13.9)	15.9
Depreciation	57.7	46.8
Disposals, property, plant and equipment	(10.2)	(4.8)
Property, plant and equipment	(274.9)	(241.4)	(183.5)
Disposals, property, plant and equipment	(10.2)	(4.8)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	176.2	136.1
Property, plant and equipment	177.4	176.2	136.1
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	216.7	165.3
Acquisitions through business combinations		30.5
Additions	13.6	14.8
Increase (decrease) through transfers and other changes, property, plant and equipment	0.0
Disposals	(0.1)	(0.1)
Effect of movements in foreign exchange	4.2	(6.2)
Disposals, property, plant and equipment	0.1	0.1
Property, plant and equipment	226.0	216.7	165.3
Acquisitions through business combinations		30.5
Disposals, property, plant and equipment	0.1	0.1
Land and buildings | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(40.5)	(29.2)
Increase (decrease) through transfers and other changes, property, plant and equipment	0.0
Disposals	0.0	0.0
Effect of movements in foreign exchange	(2.2)	2.9
Depreciation	10.3	8.4
Disposals, property, plant and equipment	0.0	0.0
Property, plant and equipment	(48.6)	(40.5)	(29.2)
Disposals, property, plant and equipment	0.0	0.0
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	302.9	228.0
Property, plant and equipment	309.1	302.9	228.0
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	494.2	376.1
Acquisitions through business combinations		45.0
Additions	57.0	62.8
Increase (decrease) through transfers and other changes, property, plant and equipment	0.0
Disposals	(5.3)	(5.9)
Effect of movements in foreign exchange	17.3	(16.2)
Disposals, property, plant and equipment	5.3	5.9
Property, plant and equipment	528.6	494.2	376.1
Acquisitions through business combinations		45.0
Disposals, property, plant and equipment	5.3	5.9
Plant and equipment | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(191.3)	(148.1)
Increase (decrease) through transfers and other changes, property, plant and equipment	0.0
Disposals	4.6	4.8
Effect of movements in foreign exchange	(11.5)	12.6
Depreciation	44.3	35.4
Disposals, property, plant and equipment	(4.6)	(4.8)
Property, plant and equipment	(219.5)	(191.3)	(148.1)
Disposals, property, plant and equipment	(4.6)	(4.8)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	10.1	9.1
Property, plant and equipment	7.4	10.1	9.1
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	19.7	15.3
Acquisitions through business combinations		0.5
Additions	1.8	3.5
Increase (decrease) through transfers and other changes, property, plant and equipment	1.7
Disposals	(5.6)	0.0
Effect of movements in foreign exchange	0.0	(0.4)
Disposals, property, plant and equipment	5.6	0.0
Property, plant and equipment	14.2	19.7	15.3
Acquisitions through business combinations		0.5
Disposals, property, plant and equipment	5.6	0.0
Computer equipment | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(9.6)	(6.2)
Increase (decrease) through transfers and other changes, property, plant and equipment	(0.1)
Disposals	5.6	0.0
Effect of movements in foreign exchange	(0.2)	0.4
Depreciation	3.1	3.0
Disposals, property, plant and equipment	(5.6)	0.0
Property, plant and equipment	(6.8)	(9.6)	€ (6.2)
Disposals, property, plant and equipment	€ (5.6)	€ 0.0